[FRONT COVER]

SEMI-ANNUAL REPORT
April 30, 2001

[COVER GRAPHIC OMITTED: ACORN, COLUMN, GRADUATION CAP, HANDSHAKE]

         GALAXY INSTITUTIONAL MONEY MARKET FUNDS
         GALAXY FUNDS

                  Galaxy Institutional Government
                  Money Market Fund

                  Galaxy Institutional
                  Money Market Fund

                  Galaxy Institutional Treasury
                  Money Market Fund

                           [GRAPHIC OMITTED: GALAXY LOGO]
                                             GALAXY
                                             FUNDS

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 81.89%


                FEDERAL HOME LOAN BANK - 27.98%

$12,000,000     5.94%, 06/14/01 (A)..............  $  11,912,880
 10,000,000     4.86%, 07/20/01 (B)..............      9,998,685
 10,000,000     5.18%, 08/17/01 (B)..............      9,997,979
 10,000,000     4.67%, 09/28/01 (B)..............      9,998,000
  5,000,000     4.52%, 10/12/01 (B)..............      4,998,678
  5,000,000     4.59%, 10/19/01 (B)..............      4,998,401
 20,000,000     4.91%, 02/01/02 (B)..............     19,997,043
  5,000,000     6.75%, 02/01/02..................      5,062,678
 11,000,000     5.13%, 02/26/02..................     10,997,953
                                                   -------------
                                                      87,962,297
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 25.82%

 12,856,000     4.53%, 05/01/01 (A)..............     12,856,000
 13,541,000     4.33%, 05/10/01 (A)..............     13,526,342
 20,000,000     4.28%, 05/14/01 (A)..............     19,969,089
 15,000,000     4.22%, 06/07/01 (A)..............     14,934,942
  5,000,000     5.64%, 07/05/01 (A)..............      4,949,083
 10,000,000     4.59%, 07/12/01 (A)..............      9,908,300
  5,000,000     6.63%, 01/15/02..................      5,053,602
                                                   -------------
                                                      81,197,358
                                                   -------------

                FEDERAL HOME LOAN MORTGAGE CORPORATION - 17.29%

 10,000,000     4.30%, 05/04/01 (A)..............      9,996,417
 15,000,000     5.18%, 05/17/01 (A)..............     14,965,467
 10,000,000     4.86%, 07/19/01, MTN (B).........      9,998,701
 10,000,000     4.98%, 10/11/01 (A)..............      9,774,517
 10,000,000     4.67%, 01/31/02 (A)..............      9,643,264
                                                   -------------
                                                      54,378,366
                                                   -------------

                FEDERAL FARM CREDIT BANK - 10.80%

 19,000,000     4.94%, 05/16/01 (A)..............     18,960,892
 15,000,000     4.29%, 01/30/02 (B)..............     14,997,792
                                                   -------------
                                                      33,958,684
                                                   -------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS .....................    257,496,705
                                                   -------------
                (Cost $257,496,705)

 PAR VALUE                                             VALUE
-----------                                          ---------

REPURCHASE AGREEMENT - 18.27%

 $57,440,000    Repurchase Agreement with:
                State Street Bank
                4.52%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $57,447,211
                (Collateralized by U.S. Treasury
                Bonds & Notes, 5.50% - 7.50%,
                Due 02/28/2003 - 11/15/2016
                Total Par $50,762,610
                Market Value $58,593,017)........  $  57,440,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENT ......     57,440,000
                                                   -------------
                (Cost $57,440,000)

     SHARES
  ----------

INVESTMENT COMPANY - 0.05%

    176,558     Federated U.S. Treasury Cash
                Reserve .........................        176,558
                                                   -------------
                TOTAL INVESTMENT COMPANY ........        176,558
                                                   -------------
                (Cost $176,558)

TOTAL INVESTMENTS - 100.21%......................    315,113,263
                                                   -------------
(Cost $315,113,263)*

NET OTHER ASSETS AND LIABILITIES - (0.21)%.......       (667,367)
                                                   -------------

NET ASSETS - 100.00%.............................  $ 314,445,896
                                                   =============

--------------------------------
*       Aggregate cost for federal tax purposes.
(A)     Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2001.
MTN     Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

COMMERCIAL PAPER - 38.80%


                FINANCE (A) - 27.51%

$20,000,000     ABB Treasury Center USA, Inc.
                4.68%, 05/01/01 (D)..............  $  20,000,000
 20,000,000     American Express Credit Corp.
                4.47%, 05/07/01..................     19,985,100
 20,000,000     CDC Commercial Paper Corp.
                4.65%, 05/01/01 (D)..............     20,000,000
 10,000,000     Credit Suisse First Boston
                4.65%, 07/18/01..................      9,899,250
 20,000,000     Ford Motor Credit Co.
                4.99%, 05/03/01..................     19,994,456
 15,000,000     General Electric Capital Corp.
                4.90%, 05/10/01..................     14,981,625
 10,000,000     Morgan (J.P.) Chase & Co.
                4.98%, 05/09/01..................      9,988,933
 15,900,000     Paccar Financial Corp.
                5.20%, 05/10/01..................     15,879,330
 20,000,000     UBS Finance (DE) LLC
                4.65%, 05/01/01..................     20,000,000
                                                   -------------
                                                     150,728,694
                                                   -------------

                CONSUMER STAPLES - 9.47%

 10,000,000     Abbott Laboratories
                5.21%, 03/01/02 (B)..............     10,000,000
 15,000,000     Coca Cola Co.
                4.18%, 07/10/01 (A)..............     14,878,083
 20,000,000     Koch Industries, Inc.
                4.65%, 05/01/01 (A) (D)..........     20,000,000
  7,000,000     Pfizer, Inc.
                4.38%, 05/31/01 (A) (D)..........      6,974,450
                                                   -------------
                                                      51,852,533
                                                   -------------

                ENERGY (A) - 1.82%

 10,000,000     Texaco Inc.
                4.90%, 05/10/01..................      9,987,750
                                                   -------------
                TOTAL COMMERCIAL PAPER ..........    212,568,977
                                                   -------------
                (Cost $212,568,977)

 PAR VALUE                                             VALUE
-----------                                          ---------

MUNICIPAL SECURITIES - 28.72%


                ARKANSAS - 1.28%

 $7,000,000     Union County, IDR, Tin Fiber Project
                4.55%, 10/01/27 (C)
                LOC: Bank One, N.A...............  $   7,000,000
                                                   -------------

                CALIFORNIA - 6.57%

 20,000,000     California Housing Finance Agency
                Series K
                5.01%, 08/01/31 (C)
                Insured: FSA
                SPA: Westdeutsche Landesbank GZ
                Bayerische Landesbank GZ
                California State Teachers
                Retirement System................     20,000,000
  5,500,000     Los Angeles,
                Community Redevelopment Agency
                Series A
                4.70%, 12/01/18 (C)
                LOC: FSA
                SPA: Credit Suisse First Boston..      5,500,000
 10,500,000     San Jose Financing Authority
                Lease Revenue, Hayes Mansion
                Series C
                4.60%, 07/01/24 (C)
                Insured: AMBAC
                SPA: Bank of Nova Scotia.........     10,500,000
                                                   -------------
                                                      36,000,000
                                                   -------------

                FLORIDA - 3.83%

  2,500,000     Collier County, IDA Health
                Care Facilities
                Community Health
                Series B
                4.65%, 11/01/19 (C)
                LOC: First Union National Bank...      2,500,000
  1,100,000     Dade County
                Florida Expressway Authority
                4.60%, 07/01/19 (C)
                LOC: FGIC
                SPA: FGIC SPI....................      1,100,000
 17,400,000     Florida Housing Finance Agency
                4.55%, 01/01/34 (C)
                Insured: MBIA
                SPA: Westdeutsche Landesbank GZ..     17,400,000
                                                   -------------
                                                      21,000,000
                                                   -------------

                GEORGIA - 4.26%

 23,340,000     De Kalb County,
                University Revenue Bonds
                Emory University Project
                5.25%, 06/06/01..................     23,340,000
                                                   -------------


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2001 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

                ILLINOIS - 0.91%

 $5,000,000     Illinois Student Assistance
                Community Student Loan
                Series B
                4.57%, 09/01/31 (C)
                LOC: Bank One, N.A...............  $   5,000,000
                                                   -------------

                LOUISIANA - 3.65%

 20,000,000     New Orleans Pension Revenue
                4.60%, 09/01/30 (C)
                Insured: AMBAC
                SPA: Bank One Louisiana..........     20,000,000
                                                   -------------

                MARYLAND - 0.54%

  2,945,000     Maryland State
                Health and Higher
                Educational Facilities
                Charlestown Project
                Series B
                4.60%, 01/01/28 (C)
                LOC: First Union National Bank...      2,945,000
                                                   -------------

                NEW YORK - 4.94%

 21,055,000     New York City, GO
                Series B
                5.20%, 06/06/01
                Insured: FGIC
                SPA: FGIC........................     21,055,000
  6,000,000     New York State Housing
                Finance Agency
                Series B
                4.50%, 11/01/33 (C)
                LOC: Bayerische Hypo-Und
                Vereinsbank A.G..................      6,000,000
                                                   -------------
                                                      27,055,000
                                                   -------------

                TEXAS - 2.74%

 15,000,000     Electric Reliability
                Council of Texas
                Series A
                4.95%, 05/29/01
                LOC: Landesbank
                Hessen-Thuringen GZ .............     15,000,000
                                                   -------------
                TOTAL MUNICIPAL SECURITIES ......    157,340,000
                                                   -------------
                (Cost $157,340,000)

 PAR VALUE                                             VALUE
-----------                                          ---------

CERTIFICATES OF DEPOSIT - 10.95%

$ 5,000,000     Bank of Montreal, Chicago
                5.05%, 02/11/02..................  $   5,000,000
 10,000,000     Bank of Nova Scotia
                5.30%, 05/15/01..................     10,000,038
 10,000,000     Comerica Bank
                5.24%, 01/11/02..................      9,998,991
 10,000,000     National Westminster Bank Plc
                5.27%, 01/14/02..................      9,999,320
 10,000,000     Rabobank Nederland NV, Yankee
                5.20%, 01/11/02..................      9,999,663
  5,000,000     Royal Bank of Canada, Yankee
                5.07%, 02/13/02..................      4,996,143
 10,000,000     Toronto-Dominion Bank
                5.98%, 06/05/01..................     10,005,968
                                                   -------------
                CERTIFICATES OF DEPOSIT .........     60,000,123
                                                   -------------
                (Cost $60,000,123)

U.S. AGENCY OBLIGATIONS - 7.27%


                FEDERAL HOME LOAN MORTGAGE
                CORPORATION (A) - 3.63%

 20,000,000     4.65%, 06/21/01..................     19,868,250
                                                   -------------

                STUDENT LOAN MARKETING
                ASSOCIATION (B) - 1.82%

 10,000,000     4.22%, 05/18/01, MTN.............      9,999,901
                                                   -------------

                FEDERAL HOME LOAN BANK - 1.82%

 10,000,000     5.13%, 02/26/02..................      9,998,140
                                                   -------------
                TOTAL U.S. AGENCY OBLIGATIONS ...     39,866,291
                                                   -------------
                (Cost $39,866,291)

CORPORATE NOTE - 3.65%


                FINANCE (B) - 3.65%

 20,000,000     Associates Corp. of North America
                Senior Note
                5.16%, 06/14/01..................     20,002,465
                                                   -------------
                TOTAL CORPORATE NOTE ............     20,002,465
                                                   -------------
                (Cost $20,002,465)

                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2001 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

REPURCHASE AGREEMENT - 10.32%

$56,563,000     Repurchase Agreement with:
                State Street Bank
                4.52%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $56,570,102
                (Collateralized by U.S. Treasury
                Bonds & Notes, 5.50% - 7.50%,
                Due 02/28/2003 - 11/15/2016
                Total Par $49,987,561
                Market Value $57,698,412)........  $  56,563,000
                                                   -------------
                TOTAL REPURCHASE AGREEMENT ......     56,563,000
                                                   -------------
                (Cost $56,563,000)
TOTAL INVESTMENTS - 99.71%.......................    546,340,856
                                                   -------------
(Cost $546,340,856)*

NET OTHER ASSETS AND LIABILITIES - 0.29%.........      1,575,323
                                                   -------------

NET ASSETS - 100.00%.............................  $ 547,916,179
                                                   =============

----------------------------------
*        Aggregate cost for federal tax purposes.
(A)      Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2001.
(C) Variable rate demand notes are payable upon not more than one, seven or thirty business days notice. Put bonds and notes have demand features that mature within one year. The interest rate shown reflects the rate in effect at April 30, 2001.
(D) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be resold, in an exempt transaction, to qualified institutional buyers.
         At April 30, 2001, these securities amounted to $66,974,450 or 12.22% of net assets.
AMBAC    American Municipal Bond Assurance Corp.
FGIC     Federal Guaranty Insurance Corp.
FGIC SPI FGIC Securities Purchases, Inc.
FSA      Financial Security Assurance Company
GO       General Obligation
IDA      Industrial Development Authority
IDR      Industrial Development Revenue
LOC      Letter of Credit
MBIA     Municipal Bond Insurance Association
MTN      Medium Term Note
SPA      Stand-by Purchase Agreement


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

PORTFOLIO OF INVESTMENTS
APRIL 30, 2001 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 40.64%


                FEDERAL HOME LOAN BANK - 17.17%

$18,850,000     5.88%, 06/08/01 (A)..............  $  18,733,004
 31,675,000     5.87%, 06/29/01..................     31,721,971
 50,000,000     4.86%, 07/20/01 (B)..............     49,993,425
 20,000,000     4.88%, 08/15/01 (B)..............     19,996,013
130,000,000     5.18%, 08/17/01 (B)..............    129,973,728
160,000,000     4.67%, 09/28/01 (B)..............    159,968,004
 65,000,000     4.52%, 10/12/01 (B)..............     64,982,819
 40,000,000     4.59%, 10/19/01 (B)..............     39,987,210
 95,000,000     4.91%, 02/01/02 (B)..............     94,985,956
100,000,000     6.75%, 02/01/02..................    101,253,564
 29,800,000     4.63%, 04/16/02..................     29,782,162
                                                   -------------
                                                     741,377,856
                                                   -------------

                U.S. TREASURY NOTES - 8.13%

150,000,000     5.63%, 05/15/01..................    149,958,059
100,000,000     5.25%, 05/31/01..................     99,916,372
100,000,000     6.50%, 02/28/02..................    101,230,686
                                                   -------------
                                                     351,105,117
                                                   -------------

                FEDERAL FARM CREDIT BANK (B) - 4.98%

 45,000,000     4.24%, 05/07/01, MTN.............     44,999,863
 60,000,000     4.35%, 10/24/01..................     59,994,324
110,000,000     4.91%, 01/30/02..................    109,983,807
                                                   -------------
                                                     214,977,994
                                                   -------------

                FEDERAL HOME LOAN MORTGAGE
                CORPORATION - 4.40%

 50,000,000     4.65%, 06/21/01 (A)..............     49,670,625
140,000,000     4.86%, 07/19/01, MTN (B).........    139,981,819
                                                   -------------
                                                     189,652,444
                                                   -------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION - 3.83%

 19,735,000     4.28%, 05/14/01 (A)..............     19,704,498
 50,000,000     4.73%, 06/14/01 (A)..............     49,710,944
 95,000,000     6.63%, 01/15/02..................     96,018,435
                                                   -------------
                                                     165,433,877
                                                   -------------

                STUDENT LOAN MARKETING ASSOCIATION - 2.13%

 92,075,000     4.22%, 05/18/01, MTN.............     92,074,331
                                                   -------------
                TOTAL U.S. GOVERNMENT AND AGENCY
                OBLIGATIONS .....................  1,754,621,619
                                                   -------------
                (Cost $1,754,621,619)

 PAR VALUE                                             VALUE
-----------                                          ---------

REPURCHASE AGREEMENTS - 59.33%

$700,000,000    Repurchase Agreement with:
                Credit Suisse First Boston Corp.
                4.50%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $700,087,500
                (Collateralized by U.S. Treasury
                Bonds & Notes, 5.63% - 8.38%
                Due 08/15/2001 - 11/15/2027
                Total Par $684,707,831
                Market Value $714,002,520).......  $ 700,000,000
200,000,000     Repurchase Agreement with:
                Goldman Sachs & Co.
                4.48%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $200,024,889
                (Collateralized by U.S. Treasury
                Bonds & Notes, 6.88% - 11.63%
                Due 11/15/2004 - 11/15/2022
                Total Par $181,165,000
                Market Value $204,000,231).......    200,000,000
278,000,000     Repurchase Agreement with:
                Greenwich Capital Markets
                4.50%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $278,034,750
                (Collateralized by U.S. Treasury
                Notes, 4.00% - 7.25%
                Due 05/15/2001 - 02/15/2011
                Total Par $271,207,799
                Market Value $283,561,049).......    278,000,000
200,000,000     Repurchase Agreement with:
                J.P. Morgan
                4.50%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $200,025,000
                (Collateralized by U.S. Treasury
                Bonds & Notes, 4.75% - 5.75%
                Due 10/31/2002 - 11/15/2028
                Total Par $213,266,000
                Market Value $204,000,126).......    200,000,000
200,000,000     Repurchase Agreement with:
                Morgan Stanley & Co.
                4.45%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $200,024,722
                (Collateralized by U.S. Treasury
                Notes, 5.63% - 6.63%
                Due 04/30/2002 - 05/15/2008
                Total Par $198,726,000
                Market Value $204,003,965).......    200,000,000


                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

APRIL 30, 2001 (UNAUDITED)

 PAR VALUE                                             VALUE
-----------                                          ---------

 $500,000,000   Repurchase Agreement with:
                Salomon Smith Barney
                4.50%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $500,062,500
                (Collateralized by U.S. Treasury
                Bonds, 6.13% - 7.88%
                Due 02/15/2021 - 05/15/2030
                Total Par $445,970,000
                Market Value $510,235,350)....... $  500,000,000
  484,028,000   Repurchase Agreement with:
                State Street Bank
                4.52%, Due 05/01/2001,
                dated 04/30/2001
                Repurchase Price $484,088,772
                (Collateralized by U.S. Treasury
                Bonds & Notes, 5.50% - 7.50%
                Due 02/28/2003 - 11/15/2016
                Total Par $427,759,829,
                Market Value $493,744,093).......    484,028,000
                                                  --------------

                TOTAL REPURCHASE AGREEMENTS .....  2,562,028,000
                                                  --------------
                (Cost $2,562,028,000)
TOTAL INVESTMENTS - 99.97%.......................  4,316,649,619
                                                  --------------
(Cost $4,316,649,619)*

NET OTHER ASSTES AND LIABILITIES - 0.03%.........      1,388,624
                                                  --------------

NET ASSETS - 100.00%............................. $4,318,038,243
                                                  ==============

--------------------------------------------------------------------------------
*       Aggregate cost for federal tax purposes.
(A)     Discount yield at time of purchase.
(B) Interest is reset at various time intervals. The interest rate shown reflects the rate in effect at April 30, 2001.
MTN     Medium Term Note


                       SEE NOTES TO FINANCIAL STATEMENTS.

                       This page left blank intentionally.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
APRIL 30, 2001 (UNAUDITED)

                                                                 INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                     MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                 ------------------------  ----------------- -----------------------

ASSETS:
   Investments (Note 2):
     Investments at amortized cost .............................     $  257,673,263        $  489,777,856       $1,754,621,619
     Repurchase agreement.......................................         57,440,000            56,563,000        2,562,028,000
                                                                     --------------        --------------       --------------
       Total investments at value...............................        315,113,263           546,340,856        4,316,649,619
Cash ...........................................................                449                   973               49,262
Interest and dividends receivable...............................            585,486             2,356,818           16,329,776
Prepaid expenses................................................                 --                27,891               29,150
                                                                     --------------        --------------       --------------
     Total Assets...............................................        315,699,198           548,726,538        4,333,057,807
                                                                     --------------        --------------       --------------

LIABILITIES:
   Dividends payable............................................          1,165,937               658,429           13,785,132
   Advisory fee payable (Note 3)................................             49,925                79,716              697,211
   Payable to Fleet affiliates (Note 3).........................                 --                    --                9,197
   Payable to Administrator (Note 3)............................             15,242                40,846              279,205
   Trustees' fees and expenses payable (Note 3).................             12,028                 6,181               38,609
   Accrued expenses and other payables..........................             10,170                25,187              210,210
                                                                     --------------        --------------       --------------
     Total Liabilities..........................................          1,253,302               810,359           15,019,564
                                                                     --------------        --------------       --------------
NET ASSETS......................................................     $  314,445,896        $  547,916,179       $4,318,038,243
                                                                     ==============        ==============       ==============

NET ASSETS CONSIST OF:
   Par value (Note 5)...........................................     $      314,446        $      547,983       $    4,318,038
   Paid-in capital in excess of par value.......................        314,131,452           547,434,268        4,313,670,287
   Undistributed net investment income..........................              5,152                   661               49,126
   Accumulated net realized gain (loss) on investments sold.....             (5,154)              (66,733)                 792
                                                                     --------------        --------------       --------------
TOTAL NET ASSETS................................................     $  314,445,896        $  547,916,179       $4,318,038,243
                                                                     ==============        ==============       ==============

Class I Shares:
   Net Assets...................................................     $  314,445,896        $  547,912,148       $4,318,034,212
   Shares of beneficial interest outstanding....................        314,445,898           547,978,699        4,318,034,212
                                                                     --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share.....     $         1.00        $         1.00       $         1.00
                                                                     ==============        ==============       ==============

Class II Shares:
   Net Assets...................................................                N/A        $        2,016       $        2,016
   Shares of beneficial interest outstanding....................                N/A                 2,016                2,016
                                                                     --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share.....                N/A        $         1.00       $         1.00
                                                                     ==============        ==============       ==============

Class III Shares:
   Net Assets...................................................                N/A        $        2,015       $        2,015
   Shares of beneficial interest outstanding....................                N/A                 2,015                2,015
                                                                     --------------        --------------       --------------
   NET ASSET VALUE, offering and redemption price per share.....                N/A        $         1.00       $         1.00
                                                                     ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2001 (UNAUDITED)

                                                                 INSTITUTIONAL GOVERNMENT    INSTITUTIONAL   INSTITUTIONAL TREASURY
                                                                     MONEY MARKET FUND     MONEY MARKET FUND    MONEY MARKET FUND
                                                                 ------------------------  ----------------- ----------------------

 INVESTMENT INCOME:
   Interest (Note 2)...............................................   $    8,649,995        $   16,446,369       $  134,352,323
   Dividends (Note 2)..............................................            4,829                    --                   --
                                                                      --------------        --------------       --------------
     Total investment income.......................................        8,654,824            16,446,369          134,352,323
                                                                      --------------        --------------       --------------

 EXPENSES:
   Investment advisory fee (Note 3)................................          294,350               557,440            4,570,872
   Administration fee (Note 3).....................................          132,458               186,743            1,531,242
   Custodian fee ..................................................            6,780                12,913               16,433
   Fund accounting fee (Note 3)....................................           26,308                46,569               65,899
   Professional fees (Note 3)......................................            8,870                14,716               72,271
   Transfer agent fee (Note 3).....................................            1,722                 4,746               86,362
   Trustees' fees and expenses (Note 3)............................            1,685                 5,645               38,793
   Reports to shareholders.........................................            6,767                22,050               98,904
   Miscellaneous...................................................           23,338                26,545               95,640
                                                                      --------------        --------------       --------------
     Total expenses before reimbursement/waiver (Note 4)...........          502,278               877,367            6,576,416
                                                                      --------------        --------------       --------------
     Less: reimbursement/waiver (Note 4)...........................         (159,765)              (76,346)            (457,122)
                                                                      --------------        --------------       --------------
     Total expenses net of reimbursement/waiver....................          342,513               801,021            6,119,294
                                                                      --------------        --------------       --------------
NET INVESTMENT INCOME..............................................        8,312,311            15,645,348          128,233,029
                                                                      --------------        --------------       --------------
NET REALIZED (LOSS) ON INVESTMENTS SOLD (NOTE 2)...................               --               (63,983)                  --
                                                                      --------------        --------------       --------------

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS...............   $    8,312,311        $   15,581,365       $  128,233,029
                                                                      ==============        ==============       ==============


                       SEE NOTES TO FINANCIAL STATEMENTS.

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                    INSTITUTIONAL GOVERNMENT
                                                                                        MONEY MARKET FUND
                                                                                 -------------------------------
                                                                                SIX MONTHS ENDED    YEAR ENDED
                                                                                 APRIL 30, 2001     OCTOBER 31,
                                                                                  (UNAUDITED)           2000
                                                                                ----------------   -------------
NET ASSETS AT BEGINNING OF PERIOD......................................         $    252,482,040   $ 222,442,738
                                                                                ----------------   -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...............................................                8,312,311      14,130,031
   Net realized gain (loss) on investments sold........................                       --              --
                                                                                ----------------   -------------
     Net increase in net assets resulting from operations..............                8,312,311      14,130,031
                                                                                ----------------   -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income.............................................               (8,312,311)    (14,130,031)
                                                                                ----------------   -------------
   CLASS II SHARES:
     Net investment income.............................................                      N/A             N/A
                                                                                ----------------   -------------
   CLASS III SHARES:
     Net investment income.............................................                      N/A             N/A
                                                                                ----------------   -------------

       Total Dividends to shareholders.................................               (8,312,311)    (14,130,031)
                                                                                ----------------   -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (1)....................               61,963,856      30,039,302
                                                                                ----------------   -------------

   Net increase (decrease)in net assets................................               61,963,856      30,039,302
                                                                                ----------------   -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........................         $    314,445,896   $ 252,482,040
                                                                                ================   =============

(A) Undistributed net investment income................................         $          5,152   $       5,152
                                                                                ================   =============


                                                                                                INSTITUTIONAL
                                                                                              MONEY MARKET FUND
                                                                                ----------------------------------------------
                                                                                SIX MONTHS ENDED  PERIOD ENDED    YEAR ENDED
                                                                                 APRIL 30, 2001    OCTOBER 31,      MAY 31,
                                                                                   (UNAUDITED)        2000*          2000
                                                                                ----------------  -------------  -------------
NET ASSETS AT BEGINNING OF PERIOD......................................         $    511,439,866  $ 696,612,800  $ 516,901,000
                                                                                ----------------  -------------  -------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...............................................               15,645,348     16,232,366     44,508,000
   Net realized gain (loss) on investments sold........................                  (63,983)          (272)         1,000
                                                                                ----------------  -------------  -------------
     Net increase in net assets resulting from operations..............               15,581,365     16,232,094     44,509,000
                                                                                ----------------  -------------  -------------

DIVIDENDS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income.............................................              (15,645,317)   (16,236,608)   (44,503,200)
                                                                                ----------------  -------------  -------------
   CLASS II SHARES:
     Net investment income.............................................                      (16)           N/A            N/A
                                                                                ----------------  -------------  -------------
   CLASS III SHARES:
     Net investment income.............................................                      (15)           N/A            N/A
                                                                                ----------------  -------------  -------------

       Total Dividends to shareholders.................................              (15,645,348)   (16,236,608)   (44,503,200)
                                                                                ----------------  -------------  -------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (1)....................               36,540,296   (185,168,420)   179,706,000
                                                                                ----------------  -------------  -------------

   Net increase (decrease)in net assets................................               36,476,313   (185,172,934)   179,711,800
                                                                                ----------------  -------------  -------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........................         $    547,916,179  $ 511,439,866  $ 696,612,800
                                                                                ================  =============  =============

(A) Undistributed net investment income................................         $            661  $         661  $       5,000
                                                                                ================  =============  =============


                                                                                             INSTITUTIONAL TREASURY
                                                                                               MONEY MARKET FUND
                                                                                ---------------------------------------------------
                                                                                SIX MONTHS ENDED                       YEAR ENDED
                                                                                 APRIL 30, 2001     PERIOD ENDED         MAY 31,
                                                                                   (UNAUDITED)    OCTOBER 31, 2000*      2000
                                                                                   -------------- ----------------  ---------------
NET ASSETS AT BEGINNING OF PERIOD......................................         $  4,829,761,618  $  5,022,305,685  $ 4,346,037,000
                                                                                ----------------  ----------------  ---------------
INCREASE IN NET ASSETS RESULTING FROM OPERATIONS:
   Net investment income...............................................              128,233,029       123,809,722      250,289,000
   Net realized gain (loss) on investments sold........................                       --               792               --
                                                                                ----------------  ----------------  ---------------
     Net increase in net assets resulting from operations..............              128,233,029       123,810,514      250,289,000
                                                                                ----------------  ----------------  ---------------

DIVIDENDS TO SHAREHOLDERS FROM:
   CLASS I SHARES:
     Net investment income.............................................             (128,232,998)     (123,809,657)    (250,480,315)
                                                                                ----------------  ----------------  ---------------
   CLASS II SHARES:
     Net investment income.............................................                      (16)              N/A              N/A
                                                                                ----------------  ----------------  ---------------
   CLASS III SHARES:
     Net investment income.............................................                      (15)              N/A              N/A
                                                                                ----------------  ----------------  ---------------

       Total Dividends to shareholders.................................             (128,233,029)     (123,809,657)    (250,480,315)
                                                                                ----------------  ----------------  ---------------

NET INCREASE (DECREASE) FROM SHARE TRANSACTIONS (1)....................             (511,723,375)     (192,544,924)     676,460,000
                                                                                ----------------  ----------------  ---------------

   Net increase (decrease)in net assets................................             (511,723,375)     (192,544,067)     676,268,685
                                                                                ----------------  ----------------  ---------------
NET ASSETS AT END OF PERIOD (INCLUDING LINE A).........................         $  4,318,038,243  $  4,829,761,618  $ 5,022,305,685
                                                                                ================  ================  ===============

(A) Undistributed net investment income................................         $         49,126  $         49,126  $        49,000
                                                                                ================  ================  ===============

 ----------------------------------------
*       For the period June 1, 2000 through October 31, 2000.
(1) For details on share transactions by series, see Statements of Changes in Net Assets - Capital Stock Activity on page 12 and 13.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      10-11

GALAXY INSTITUTIONAL MONEY MARKET FUNDS

STATEMENTS OF CHANGES IN NET ASSETS --
CAPITAL STOCK ACTIVITY

                                                                                 INSTITUTIONAL GOVERNMENT
                                                                                    MONEY MARKET FUND
                                                                            -----------------------------------
                                                                            SIX MONTHS ENDED
                                                                             APRIL 30, 2001       YEAR ENDED
                                                                               (UNAUDITED)     OCTOBER 31, 2000
                                                                            ----------------   ----------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold................................................................     $    345,524,394   $    663,880,450
   Issued to shareholders in reinvestment of dividends ................               95,113            882,368
   Repurchased ........................................................         (283,655,651)      (634,723,516)
                                                                            ----------------   ----------------
   Net increase (decrease) in shares outstanding ......................     $     61,963,856   $     30,039,302
                                                                            ================   ================
CLASS II SHARES:
   Sold ...............................................................                  N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  N/A                N/A
   Repurchased ........................................................                  N/A                N/A
                                                                            ----------------   ----------------
   Net increase in shares outstanding .................................                  N/A                N/A
                                                                            ================   ================
CLASS III SHARES:
   Sold ...............................................................                  N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  N/A                N/A
   Repurchased ........................................................                  N/A                N/A
                                                                            ----------------   ----------------
   Net increase in shares outstanding .................................                  N/A                N/A
                                                                            ================   ================
SHARE ACTIVITY
CLASS I SHARES:
   Sold ...............................................................          345,524,394        663,880,450
   Issued to shareholders in reinvestment of dividends ................               95,113            882,368
   Repurchased ........................................................         (283,655,651)      (634,723,516)
                                                                            ----------------   ----------------
   Net increase (decrease) in shares outstanding ......................           61,963,856         30,039,302
                                                                            ================   ================
CLASS II SHARES:
   Sold ...............................................................                  N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  N/A                N/A
   Repurchased ........................................................                  N/A                N/A
                                                                            ----------------   ----------------
   Net increase in shares outstanding .................................                  N/A                N/A
                                                                            ================   ================
CLASS III SHARES:
   Sold ...............................................................                  N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  N/A                N/A
   Repurchased ........................................................                  N/A                N/A
                                                                            ----------------   ----------------
   Net increase in shares outstanding .................................                  N/A                N/A
                                                                            ================   ================

                                                                                                INSTITUTIONAL
                                                                                              MONEY MARKET FUND
                                                                             ----------------------------------------------------
                                                                             SIX MONTHS ENDED
                                                                              APRIL 30, 2001     PERIOD ENDED        YEAR ENDED
                                                                                (UNAUDITED)    OCTOBER 31, 2000*    MAY 31, 2000
                                                                             ----------------  ----------------   ---------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold................................................................      $  1,918,283,793  $  2,205,236,101   $ 8,100,869,000
   Issued to shareholders in reinvestment of dividends ................            10,309,562        10,399,576        34,100,000
   Repurchased ........................................................        (1,892,057,090)   (2,400,804,097)   (7,955,263,000)
                                                                             ----------------  ----------------   ---------------
   Net increase (decrease) in shares outstanding ......................      $     36,536,265  $   (185,168,420)  $   179,706,000
                                                                             ================  ================   ===============
CLASS II SHARES:
   Sold ...............................................................      $          2,000               N/A               N/A
   Issued to shareholders in reinvestment of dividends ................                    16               N/A               N/A
   Repurchased ........................................................                    --               N/A               N/A
                                                                             ----------------  ----------------   ---------------
   Net increase in shares outstanding .................................      $          2,016               N/A               N/A
                                                                             ================  ================   ===============
CLASS III SHARES:
   Sold ...............................................................      $          2,000               N/A               N/A
   Issued to shareholders in reinvestment of dividends ................                    15               N/A               N/A
   Repurchased ........................................................                    --               N/A               N/A
                                                                             ----------------  ----------------   ---------------
   Net increase in shares outstanding .................................      $          2,015               N/A               N/A
                                                                             ================  ================   ===============
SHARE ACTIVITY
CLASS I SHARES:
   Sold ...............................................................         1,918,283,793     2,205,236,578     8,100,869,000
   Issued to shareholders in reinvestment of dividends ................            10,309,562        10,399,576        34,100,000
   Repurchased ........................................................        (1,892,057,090)   (2,400,804,097)   (7,955,263,000)
                                                                             ----------------  ----------------   ---------------
   Net increase (decrease) in shares outstanding ......................            36,536,265      (185,167,943)      179,706,000
                                                                             ================  ================   ===============
CLASS II SHARES:
   Sold ...............................................................                 2,000               N/A               N/A
   Issued to shareholders in reinvestment of dividends ................                    16               N/A               N/A
   Repurchased ........................................................                    --               N/A               N/A
                                                                             ----------------  ----------------   ---------------
   Net increase in shares outstanding .................................                 2,016               N/A               N/A
                                                                             ================  ================   ===============
CLASS III SHARES:
   Sold ...............................................................                 2,000               N/A               N/A
   Issued to shareholders in reinvestment of dividends ................                    15               N/A               N/A
   Repurchased ........................................................                    --               N/A               N/A
                                                                             ----------------  ----------------   ---------------
   Net increase in shares outstanding .................................                 2,015               N/A               N/A
                                                                             ================  ================   ===============

                                                                                          INSTITUTIONAL TREASURY
                                                                                             MONEY MARKET FUND
                                                                           -------------------------------------------------------
                                                                           SIX MONTHS ENDED
                                                                            APRIL 30, 2001       PERIOD ENDED        YEAR ENDED
                                                                              (UNAUDITED)      OCTOBER 31, 2000*    MAY 31, 2000
                                                                           ----------------    ----------------   ----------------
DOLLAR AMOUNTS
CLASS I SHARES:
   Sold................................................................    $  5,884,582,973    $  6,627,713,689   $ 20,275,870,000
   Issued to shareholders in reinvestment of dividends ................          25,606,752          30,252,408         88,313,000
   Repurchased ........................................................      (6,421,917,131)     (6,850,511,021)   (19,687,723,000)
                                                                           ----------------    ----------------   ----------------
   Net increase (decrease) in shares outstanding ......................    $   (511,727,406)   $   (192,544,924)  $    676,460,000
                                                                           ================    ================   ================
CLASS II SHARES:
   Sold ...............................................................    $          2,000                 N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  16                 N/A                N/A
   Repurchased ........................................................                  --                 N/A                N/A
                                                                           ----------------    ----------------   ----------------
   Net increase in shares outstanding .................................    $          2,016                 N/A                N/A
                                                                           ================    ================   ================
CLASS III SHARES:
   Sold ...............................................................    $          2,000                 N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  15                 N/A                N/A
   Repurchased ........................................................                  --                 N/A                N/A
                                                                           ----------------    ----------------   ----------------
   Net increase in shares outstanding .................................    $          2,015                 N/A                N/A
                                                                           ================    ================   ================
SHARE ACTIVITY
CLASS I SHARES:
   Sold ...............................................................       5,884,582,973       6,627,754,281     20,275,870,000
   Issued to shareholders in reinvestment of dividends ................          25,606,752          30,252,408         88,313,000
   Repurchased ........................................................      (6,421,917,131)     (6,850,502,283)   (19,687,723,000)
                                                                           ----------------    ----------------   ----------------
   Net increase (decrease) in shares outstanding ......................        (511,727,406)       (192,495,594)       676,460,000
                                                                           ================    ================   ================
CLASS II SHARES:
   Sold ...............................................................               2,000                 N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  16                 N/A                N/A
   Repurchased ........................................................                  --                 N/A                N/A
                                                                           ----------------    ----------------   ----------------
   Net increase in shares outstanding .................................               2,016                 N/A                N/A
                                                                           ================    ================   ================
CLASS III SHARES:
   Sold ...............................................................               2,000                 N/A                N/A
   Issued to shareholders in reinvestment of dividends ................                  15                 N/A                N/A
   Repurchased ........................................................                  --                 N/A                N/A
                                                                           ----------------    ----------------   ----------------
   Net increase in shares outstanding .................................               2,015                 N/A                N/A
                                                                           ================    ================   ================

 --------------------------------------------------------
 * For the period June 1, 2000 through October 31, 2000.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      12-13

INSTITUTIONAL GOVERNMENT MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                            CLASS I
                                             ---------------------------------------------------------------------------
                                             SIX MONTHS ENDED
                                              APRIL 30, 2001                    YEARS ENDED OCTOBER 31,
                                                              ----------------------------------------------------------
                                               (UNAUDITED)       2000        1999        1998        1997         1996
                                               -----------    ----------  ----------  ----------  ----------  ----------
 Net Asset Value, Beginning of Period.......   $      1.00    $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                               -----------    ----------  ----------  ----------  ----------  ----------
 Income from Investment Operations:
   Net investment income (A)................          0.03          0.06        0.05        0.05        0.05        0.05
                                               -----------    ----------  ----------  ----------  ----------  ----------
 Less Dividends:
   Dividends from net investment income.....         (0.03)        (0.06)      (0.05)      (0.05)      (0.05)      (0.05)
                                               -----------    ----------  ----------  ----------  ----------  ----------
 Net increase (decrease) in net asset value.            --            --          --          --          --          --
                                               -----------    ----------  ----------  ----------  ----------  ----------
 Net Asset Value, End of Period.............   $      1.00    $     1.00  $     1.00  $     1.00  $     1.00  $     1.00
                                               ===========    ==========  ==========  ==========  ==========  ==========
 Total Return..............................           2.86%**       6.09%       4.92%       5.32%       5.09%       5.12%

 Ratios/Supplemental Data:
 Net Assets, End of Period (000s)...........   $   314,446    $  252,482  $  222,443  $  200,319  $  175,141  $  500,927
 Ratios to average net assets:
   Net investment income including
     reimbursement/waiver...................          5.65%*        5.94%       4.82%       5.17%       4.94%       5.00%
   Operating expenses including
     reimbursement/waiver...................          0.23%*        0.20%       0.20%       0.20%       0.19%       0.19%
   Operating expenses excluding
     reimbursement/waiver...................          0.34%*        0.35%       0.38%       0.36%       0.33%       0.33%

 ----------------------------------------------------
 *   Annualized
 **  Not annualized
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2001 (unaudited) and the years ended October 31, 2000, 1999, 1998, 1997 and 1996 were $0.03, $0.06, $0.05,
     $0.05, $0.05 and $ 0.05, respectively.



                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                       CLASS I
                                          ----------------------------------------------------------------
                                            SIX MONTHS           PERIOD                            PERIOD
                                               ENDED         JUNE 1, 2000         YEARS ENDED      ENDED
                                          APRIL 30, 2001    TO OCTOBER 31,          MAY 31,        MAY 31,
                                                                              ----------------------------
                                            (UNAUDITED)         2000(1)         2000      1999      1998(2)
                                          --------------    --------------    --------  --------  --------
Net Asset Value,
 Beginning of Period. ...............     $         1.00    $         1.00    $   1.00  $   1.00  $   1.00
                                          --------------    --------------    --------  --------  --------
Income from Investment Operations:
   Net investment income (A).........               0.03              0.03        0.05      0.05      0.03
                                          --------------    --------------    --------  --------  --------
Less Dividends:
   Dividends from net
     investment income ..............              (0.03)            (0.03)      (0.05)    (0.05)    (0.03)
                                          --------------    --------------    --------  --------  --------
Net increase (decrease)
 in net asset value .................                 --                --          --        --        --
                                          --------------    --------------    --------  --------  --------
Net Asset Value, End of Period.......     $         1.00    $         1.00    $   1.00  $   1.00  $   1.00
                                          ==============    ==============    ========  ========  ========
Total Return.........................               2.82%**           2.68%**     5.43%     5.10%     5.55%

Ratios/Supplemental Data:
Net Assets, End of Period (000s).....     $      547,912    $      511,440    $696,613  $516,901  $302,338
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver............               5.61%*            6.33%*      5.35%     4.93%     5.36%*
   Operating expenses including
     reimbursement/waiver............               0.29%*            0.29%*      0.30%     0.30%     0.27%*
   Operating expenses excluding
     reimbursement/waiver............               0.31%*            0.31%*      0.30%     0.35%     0.42%*



                                            CLASS II        CLASS III
                                          ------------    ------------
                                          PERIOD ENDED    PERIOD ENDED
                                            APRIL 30,       APRIL 30,
                                              2001(3)       2001(3)

                                           (UNAUDITED)     (UNAUDITED)
                                          ------------    ------------
Net Asset Value,
 Beginning of Period. ...............     $       1.00    $       1.00
                                          ------------    ------------
Income from Investment Operations:
   Net investment income (A).........             0.01            0.01
                                          ------------    ------------
Less Dividends:
   Dividends from net
     investment income ..............            (0.01)          (0.01)
                                          ------------    ------------
Net increase (decrease)
 in net asset value .................               --              --
                                          ------------    ------------
Net Asset Value, End of Period.......     $       1.00    $       1.00
                                          ============    ============
Total Return.........................             0.98%**         0.92%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s).....     $          2    $          2
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver............             5.51%*          5.41%*
   Operating expenses including
     reimbursement/waiver............             0.39%*          0.49%*
   Operating expenses excluding
     reimbursement/waiver............             2.13%*          2.23%*

-------------------------------------------------------------
 *   Annualized
 **  Not Annualized
 (1) The Fund commenced operations on November 5, 1997 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Money Market Fund.
 (2) For the period from commencement of operations, beginning on November 5, 1997.
 (3) The Fund began offering Class II Shares and Class III Shares on March 1, 2001.
 (A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the period ended April 30, 2001 (unaudited) was $0.01. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the period ended April 30, 2001 (unaudited) was $0.01.



                       SEE NOTES TO FINANCIAL STATEMENTS.

INSTITUTIONAL TREASURY MONEY MARKET FUND

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD

                                                                                 CLASS I
                                       --------------------------------------------------------------------------------------------
                                         SIX MONTHS          PERIOD
                                           ENDED         JUNE 1, 2000                          YEARS ENDED
                                       APRIL 30, 2001    TO OCTOBER 31,                         MAY 31,
                                                                           --------------------------------------------------------
                                         (UNAUDITED)         2000(1)          2000        1999        1998        1997       1996
                                       --------------    --------------    ----------  ----------  ----------  ----------  --------
Net Asset Value, Beginning of Period.. $         1.00    $         1.00    $     1.00  $     1.00  $     1.00  $     1.00  $   1.00
                                       --------------    --------------    ----------  ----------  ----------  ----------  --------
Income from Investment Operations:
   Net investment income (A)..........           0.03              0.03          0.05        0.05        0.05        0.05      0.05
                                       --------------    --------------    ----------  ----------  ----------  ----------  --------
Less Dividends:
   Dividends from net
    investment income.................          (0.03)            (0.03)        (0.05)      (0.05)      (0.05)      (0.05)    (0.05)
                                       --------------    --------------    ----------  ----------  ----------  ----------  --------
Net increase (decrease)
 in net asset value ..................             --                --            --          --          --          --        --
                                       --------------    --------------    ----------  ----------  ----------  ----------  --------
Net Asset Value, End of Period........ $         1.00    $         1.00    $     1.00  $     1.00  $     1.00  $     1.00  $   1.00
                                       -=============    ==============    ==========  ==========  ==========  ==========  ========
Total Return..........................           2.81%**           2.64%**       5.26%       4.90%       5.36%       5.16%     5.45%

Ratios/Supplemental Data:
Net Assets, End of Period (000s)...... $    4,318,034    $    4,829,762    $5,022,306  $4,346,037  $4,285,801  $2,591,487  $644,733
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver.............           5.61%*            6.24%*        5.15%       4.79%       5.24%       5.05%     5.29%
   Operating expenses including
     reimbursement/waiver.............           0.27%*            0.27%*        0.30%       0.31%       0.33%       0.33%     0.32%
   Operating expenses excluding
     reimbursement/waiver.............           0.29%*            0.29%*        0.30%       0.31%       0.33%       0.34%     0.39%


                                          CLASS II        CLASS III
                                        ------------    ------------
                                        PERIOD ENDED    PERIOD ENDED
                                          APRIL 30,       APRIL 30,
                                           2001(2)         2001(2)

                                        (UNAUDITED)     (UNAUDITED)
                                        ------------    ------------
Net Asset Value, Beginning of Period..  $       1.00    $       1.00
                                        ------------    ------------
Income from Investment Operations:
   Net investment income (A)..........          0.01            0.01
                                        ------------    ------------
Less Dividends:
   Dividends from net
    investment income.................         (0.01)          (0.01)
                                        ------------    ------------
Net increase (decrease)
 in net asset value ..................            --              --
                                        ------------    ------------
Net Asset Value, End of Period........  $       1.00    $       1.00
                                        ============    ============
Total Return..........................          0.98%**         0.98%**

Ratios/Supplemental Data:
Net Assets, End of Period (000s)......  $          2    $          2
Ratios to average net assets:
   Net investment income including
     reimbursement/waiver.............          5.59%*          5.39%*
   Operating expenses including
     reimbursement/waiver.............          0.39%*          0.49%*
   Operating expenses excluding
     reimbursement/waiver.............          2.12%*          2.22%*

---------------------------------------------------
 *   Annualized
 **  Not Annualized
(1) The Fund began operations on June 14, 1993 as a separate portfolio (the "Predecessor Fund") of the Boston 1784 Funds. On June 26, 2000, the Predecessor Fund was reorganized as a new portfolio of the Trust. Prior to the reorganization, the Predecessor Fund offered and sold one class of shares. In connection with the reorganization, shareholders of the Predecessor Fund exchanged their shares for Class I Shares of the Galaxy Institutional Treasury Money Market Fund.
(2)  The Fund began offering Class II Shares and Class III Shares on March 1,
     2001.
(A) Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class I Shares for the six months ended April 30, 2001 (unaudited) and the period ended October 31, 2000 were $0.03 and $0.03, respectively. Net investment income per share before reimbursement/waiver of fees by the Investment Advisor and/or its affiliates and/or the Administrator for Class II Shares for the period ended April 30, 2001 (unaudited) was $0.01. Net investment income per share before reimbursement/waiver of fees by the investment Advisor and/or its affiliates and/or the Administrator for Class III Shares for the period ended April 30, 2001 (unaudited) was $0.01.

                       SEE NOTES TO FINANCIAL STATEMENTS.
                                      16-17

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1.   ORGANIZATION

     The Galaxy Fund, a Massachusetts business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), an open-end management investment company. As of the date of this report, the Trust offered thirty-seven managed investment portfolios. The accompanying financial statements and financial highlights are those of the Institutional Government Money Market Fund, Institutional Money Market Fund (previously, Boston 1784 Institutional Prime Money Market Fund) and Institutional Treasury Money Market Fund (previously, Boston 1784 Institutional U.S. Treasury Money Market Fund) (individually, a "Fund", collectively the "Funds") only.

     The Institutional Money Market Fund and Institutional Treasury Money Market Fund are authorized to issue three series of shares (Class I Shares, Class II Shares and Class III Shares). The Institutional Government Money Market Fund is authorized to issue one series of shares (Class I Shares). Class I Shares, Class II Shares and Class III Shares are substantially the same, except that each series bears the following specific expenses: shareholder servicing fees and/or transfer agency charges.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies in conformity with generally accepted accounting principles consistently followed by the Funds in the preparation of their financial statements.

     PORTFOLIO VALUATION: Securities in the Funds are valued utilizing the amortized cost valuation method permitted in accordance with Rule 2a-7 under the 1940 Act. This method involves valuing a portfolio security initially at its cost and thereafter assuming a constant amortization to maturity of any discount or premium.

     SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are accounted for on a trade date basis. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income is recorded on the accrual basis. Investment income and realized and unrealized gains and losses are allocated to the separate series of a Fund based upon the outstanding shares of each series.

     DIVIDENDS TO SHAREHOLDERS: Dividends from net investment income are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually.

     Income dividends and capital gain dividends are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

     FEDERAL INCOME TAXES: The Trust treats each Fund as a separate entity for federal income tax purposes. Each Fund intends to qualify each year as a "regulated investment company" under Subchapter M of the Internal Revenue Code. By so qualifying, each Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its taxable or tax-exempt income, if any, for its tax year ending October 31. In addition, by distributing in each calendar year substantially all of its net investment income, capital gains, and certain other amounts, if any, each Fund will not be subject to a federal excise tax. Therefore, no federal income or excise tax provision is recorded.

     EXPENSES: The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one fund of the Trust are allocated among the respective funds.

     In addition, expenses of a Fund not directly attributable to the operations of a particular series of shares of the Fund are allocated to the separate series based upon the outstanding shares of each series. Operating expenses directly attributable to a series of shares of a Fund are charged to the operations of that series.

     REPURCHASE AGREEMENTS: Each Fund may engage in repurchase agreement transactions with institutions that the Trust's investment advisor has determined are creditworthy. Each repurchase agreement transaction is recorded at cost plus accrued interest. Each Fund requires that the securities collateralizing a repurchase agreement transaction be transferred to the Trust's custodian in a manner that is intended to enable the Fund to obtain those securities in the event of a counterparty default. The value of the collateral securities is monitored daily to ensure that the value of the collateral, including accrued interest, equals or exceeds the repurchase price. Repurchase agreement transactions involve certain risks in the event of default or insolvency of the counterparty, including possible delays or restrictions upon a Fund's ability to dispose of the underlying securities, and a possible decline in the value of the underlying securities during the period while the Fund seeks to assert its rights.

NOTES TO FINANCIAL STATEMENTS

     Pursuant to an exemptive order issued by the Securities and Exchange Commission, the Funds and other affiliated Funds may transfer their uninvested cash balances into one or more joint trading accounts. The assets in the joint trading accounts are invested in one or more repurchase agreements or other short-term investments. These repurchase agreements are subject to the same collateral requirements as discussed above.

3.   INVESTMENT ADVISORY, ADMINISTRATION,
     SHAREHOLDER SERVICES AND OTHER FEES

     The Trust and Fleet Investment Advisors Inc. (the "Investment Advisor"), an indirect wholly-owned subsidiary of FleetBoston Financial Corporation, are parties to an investment advisory agreement under which the Investment Advisor provides advisory services for a fee, computed daily and paid monthly, at the annual rate of 0.20% of the average daily net assets of each of the Funds (see
Note 4).

     Prior to June 26, 2000, Fleet National Bank (formerly known as BankBoston, N.A.) ("FNB"), an affiliate of the Investment Advisor, provided investment advisory services to the Boston 1784 Institutional Prime Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Market Fund, predecessor funds of the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund, respectively (collectively, the "Predecessor Funds," see Note
6). FNB was paid a fee for its services at the annual rate of 0.20% of each Predecessor Funds' average daily net assets.

     The Trust and PFPC Inc. (formerly known as First Data Investor Services Group, Inc.), a member of PNC Financial Services Group (formerly known as PNC Bank Corp.), are parties to an administration agreement under which PFPC Inc. (the "Administrator") provides services for a fee, computed daily and paid monthly, at the annual rate of 0.09% of the first $2.5 billion of the combined average daily net assets of the Funds and the other funds offered by the Trust (whose financial statements are provided in separate reports), 0.085% of the next $2.5 billion of combined average daily net assets, 0.075% of the next $7 billion of combined average daily net assets, 0.065% of the next $3 billion of combined average daily net assets, 0.06% of the next $3 billion of combined average daily net assets, 0.0575% of the next $3 billion of combined average daily net assets and 0.0525% of combined average daily net assets in excess of $21 billion. Prior to December 1, 1999, the services described above were provided by First Data Investor Services Group, Inc., a wholly-owned subsidiary of First Data Corp. On that date, PFPC Trust Co., a wholly-owned subsidiary of PFPC Worldwide, Inc. and an indirect wholly-owned subsidiary of PNC Bank Corp., acquired all of the outstanding stock of First Data Investor Services Group, Inc. As part of the transaction, PFPC Inc., also an indirect wholly-owned subsidiary of PNC Bank Corp., was merged into First Data Investor Services Group, Inc., which then changed its name to PFPC Inc.

     In addition, PFPC Inc. also provides certain fund accounting, custody administration and transfer agency services pursuant to certain fee arrangements. In accordance with such fee arrangements, PFPC Inc. compensates the Trust's custodian bank, The Chase Manhattan Bank, for its services.

     Prior to June 26, 2000, SEI Investments Mutual Funds Services ("SEI"), a wholly-owned subsidiary of SEI Investments Company, provided certain administrative services to the Predecessor Funds. The fees paid to SEI were based on the level of average aggregate net assets of the Boston 1784 Funds.

     PFPC Distributors, Inc. (the "Distributor"), a wholly-owned subsidiary of PFPC Inc., and an indirect wholly-owned subsidiary of PNC Financial Services Group, acts as the exclusive distributor of the Trust's shares. Prior to January 2, 2001, Provident Distributors, Inc. ("PDI") acted as the exclusive distributor of the Trust's Shares. On January 2, 2001, the Distributor acquired all of the outstanding shares of PDI, and PDI was subsequently merged into the Distributor.

     Prior to June 26, 2000, SEI Investments Distribution Co. served as the exclusive distributor of shares of the Predecessor Funds.

     The Trust has adopted a shareholder services plan (the "Services Plan") with respect to Class II Shares and Class III Shares of the Institutional Money Market Fund and Institutional Treasury Money Market Fund. The Services Plan provides compensation to institutions (including Fleet bank and its affiliates) which provide administrative and support services to their customers who beneficially own Class II Shares and/or Class III Shares, at aggregate annual rates not to exceed 0.50% and 0.50% of the average daily net asset value of the outstanding Class II Shares and Class III Shares, respectively, of each Fund beneficially owned by such customers. The Trust, under the direction of the Board of Trustees, is currently limiting fees payable under the Services Plan with respect to each Fund to aggregate annual rates not to exceed (i) 0.15% of the average daily net asset value of the outstanding Class II Shares beneficially owned by such customers, and (ii) 0.25% of the average daily net asset value of the outstanding Class III Shares beneficially owned by such customers.

NOTES TO FINANCIAL STATEMENTS

     Certain officers of the Trust are officers of PFPC Inc. Such officers receive no compensation from the Trust for serving in their respective roles. Effective September 8, 2000, each Trustee is entitled to receive for services as a Trustee of the Trust, The Galaxy VIP Fund ("VIP") and Galaxy Fund II ("Galaxy II") an aggregate fee of $54,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. For the period May 28, 1999 until September 7, 2000, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II, an aggregate fee of $45,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. Prior to May 28, 1999, each Trustee was entitled to receive for services as a Trustee of the Trust, VIP and Galaxy II an aggregate fee of $40,000 per annum plus certain other fees for attending or participating in meetings as well as reimbursement for expenses incurred in attending meetings. The Chairman of the Boards of Trustees and the President and Treasurer of the Trust, VIP and Galaxy II are also entitled to additional fees for their services in these capacities. These fees are allocated among the funds of the Trust, VIP and Galaxy II based on their relative net assets.

     Each Trustee is eligible to participate in The Galaxy Fund/The Galaxy VIP Fund/Galaxy Fund II Deferred Compensation Plan (the "Plan"), an unfunded, non-qualified deferred compensation plan. The Plan allows each trustee to defer receipt of all or a percentage of fees which otherwise would be payable for services performed.

     Expenses for the six months ended April 30, 2001 include legal fees paid to Drinker Biddle & Reath LLP. A partner of that firm is Secretary of the Trust.

4.   WAIVER OF FEES AND REIMBURSEMENT OF EXPENSES

     The Investment Advisor and/or its affiliates and/or the Administrator voluntarily agreed to waive a portion of their fees and/or to reimburse certain expenses so that total expenses of the Funds would not exceed certain expense limitations. The Investment Advisor and/or its affiliates and/or the Administrator, at their discretion, may revise or discontinue the voluntary fee waivers and/or expense reimbursements at any time. For the six months ended April 30, 2001, the Investment Advisor and/or its affiliates and/or the Administrator waived fees and/or reimbursed expenses with respect to the Funds as follows:
                                                                  EXPENSES
     FUND                                   FEES WAIVED          REIMBURSED
    ------                                 -------------        ------------
Institutional Government
  Money Market Fund..........                $ 158,499           $   1,266
Institutional
  Money Market Fund..........                    4,466              71,880
Institutional Treasury
  Money Market Fund..........                    4,466             452,656

5.   SHARES OF BENEFICIAL INTEREST

     The Trust's Declaration of Trust authorizes the Trustees to issue an unlimited number of shares of beneficial interest in the Funds, each with a par value of $0.001. The Trust's shares are classified into forty-three classes of shares each consisting of one or more series of shares.

6.   ACQUISITION OF BOSTON 1784 FUNDS

     At a meeting held on January 25, 2000, the Board of Trustees of the Trust approved an Agreement and Plan of Reorganization (the "Agreement") providing for the acquisition of the Boston 1784 Funds by the Trust. Pursuant to the Agreement, (i) all of the assets and liabilities of the Boston 1784 Institutional Prime Money Market Fund were transferred to the Galaxy Institutional Money Market Fund in exchange for 711,535,715 shares of the Galaxy Institutional Money Market Fund and (ii) all of the assets and liabilities of the Boston 1784 Institutional U.S. Treasury Money Market Fund were transferred to the Galaxy Institutional Treasury Money Market Fund in exchange for 4,749,128,459 shares of the Galaxy Institutional Treasury Money Market Fund. The reorganization, which qualified as a tax-free reorganization for federal income tax purposes, was completed on June 26, 2000. The Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund had nominal assets and liabilities prior to the reorganization and were organized solely to acquire the assets and continue the business, including carrying forward the financial and performance history of the Boston 1784 Institutional Prime Money Market Fund and Boston 1784 Institutional U.S. Treasury Money Fund, respectively. Following the reorganization, the Galaxy Institutional Money Market Fund and Galaxy Institutional Treasury Money Market Fund changed their fiscal year end from May 31 to October 31.

7.   FEDERAL TAX INFORMATION

  As of October 31, 2000, the following Funds had capital loss carryforwards:

     FUND                                   AMOUNT             EXPIRATION
    ------                               ------------         ------------
Institutional Government
  Money Market Fund..........             $   5,154              2,004
Institutional Treasury
  Money Market Fund..........                 2,478              2,007
                                                272              2,008

[BACK COVER]

[GRAPHIC OMITTED: GALAXY LOGO]
                  GALAXY
                  FUNDS

440 Computer Drive
P.O. Box  5108
Westborough, MA 01581-5108

                  PRESORTED
                  STANDARD POSTAGE PAID
                  PERMIT NO. 105
                  NORTH READING, MA

SAINSMM (07/01/01)